SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - Revolving Credit Facility [Member]	Feb. 28, 2023 USD ($)	Feb. 28, 2023 CNY (¥)
Subsequent Event [Line Items]
Credit principal amount	$ 67,000	¥ 465,000
Interest rate	4.00%	4.00%
Maturity date	Feb. 11, 2024